Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary Of The Components Of Accumulated Other Comprehensive Income (Loss)

	MCBC shareholders
	Foreign currency translation adjustments	Gain (loss) on derivative instruments	Pension and Postretirement Benefit adjustments	Equity Method Investments	Accumulated other comprehensive income (loss)
	(In millions)
As of December 29, 2012	$1,187.5	$(17.7)	$(844.1)	$(398.0)	$(72.3)
Foreign currency translation adjustments	(177.7)	—	0.7	—	(177.0)
Unrealized gain (loss) on derivative instruments	—	58.6	—	—	58.6
Reclassification of derivative (gain) loss to income	—	(5.5)	—	—	(5.5)
Pension and other postretirement benefit adjustments	—	—	278.0	—	278.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	—	—	53.7	—	53.7
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	114.5	114.5
Tax adjustment related to investment in MillerCoors reclassification(1)	—	—	—	34.3	34.3
Tax benefit (expense)	(30.7)	(20.8)	(44.6)	(33.3)	(129.4)
As of December 31, 2013	$979.1	$14.6	$(556.3)	$(282.5)	$154.9
Foreign currency translation adjustments	(818.0)	(8.9)	8.4	—	(818.5)
Unrealized gain (loss) on derivative instruments	—	3.8	—	—	3.8
Reclassification of derivative (gain) loss to income	—	3.8	—	—	3.8
Pension and other postretirement benefit adjustments	—	—	(172.3)	—	(172.3)
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	—	—	33.0	—	33.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	(157.5)	(157.5)
Tax benefit (expense)	(31.3)	1.7	28.7	55.3	54.4
As of December 31, 2014	$129.8	$15.0	$(658.5)	$(384.7)	$(898.4)
Foreign currency translation adjustments	(830.4)	(16.0)	(1.7)	—	(848.1)
Unrealized gain (loss) on derivative instruments	—	23.0	—	—	23.0
Reclassification of derivative (gain) loss to income	—	(7.1)	—	—	(7.1)
Pension and other postretirement benefit adjustments	—	—	42.0	—	42.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	—	—	46.9	—	46.9
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	56.5	56.5
Tax benefit (expense)	(69.3)	(0.4)	(17.8)	(22.2)	(109.7)
As of December 31, 2015	$(769.9)	$14.5	$(589.1)	$(350.4)	$(1,694.9)

(1)
During the first quarter of 2013, we recorded a tax adjustment related to the reclassification of amounts from the investment in MillerCoors to AOCI that was recorded in the fourth quarter of 2012 to reflect our proportionate share of MillerCoors AOCI at formation. We made this reclassification in 2012 as we believe the new presentation provides improved transparency of our share of MillerCoors AOCI. This tax adjustment, which should have been made in 2012 with the reclassification, was not material to either the current or prior period financial statements taken as a whole and therefore the adjustment was recorded in 2013 and prior periods do not reflect the adjustment.

Schedule of Reclassifications from Accumulated Other Comprehensive Income to Income
Reclassifications from AOCI to income:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	Reclassifications from AOCI			Location of gain (loss) recognized in income
	(In millions)
Gain/(loss) on cash flow hedges:
Forward starting interest rate swaps	$(2.0)	$(1.5)	$(1.6)	Interest expense, net
Foreign currency forwards	(11.9)	(5.5)	2.2	Other income (expense), net
Foreign currency forwards	21.0	2.8	5.2	Cost of goods sold
Commodity swaps	—	0.4	(0.3)	Cost of goods sold
Total income (loss) reclassified, before tax	7.1	(3.8)	5.5
Income tax benefit (expense)	(1.7)	1.5	(2.3)
Net income (loss) reclassified, net of tax	$5.4	$(2.3)	$3.2

Amortization of defined benefit pension and other postretirement benefit plan items:
Prior service benefit (cost)	$(0.3)	$2.4	$2.8	(1)
Net actuarial gain (loss)	(46.6)	(35.4)	(56.5)	(1)
Total income (loss) reclassified, before tax	(46.9)	(33.0)	(53.7)
Income tax benefit (expense)	9.4	6.8	7.3
Net income (loss) reclassified, net of tax	$(37.5)	$(26.2)	$(46.4)

Total income (loss) reclassified, net of tax	$(32.1)	$(28.5)	$(43.2)

(1)
These components of AOCI are included in the computation of net periodic pension and other postretirement benefit cost. See Note 15, "Employee Retirement Plans and Postretirement Benefits" for additional details.